employee future benefits - Disaggregation of defined benefit pension (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	$ 8,723	$ 9,419
Pension plans
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	(57)	334
PBSR interim estimate of solvency position	$ 276
PBSR prior year update of annual estimate of solvency position		390
PBSR prior year interim estimate of solvency position		$ 255
PBSR composite weighted average discount rate	3.00%	3.00%
Hypothetical basis points decrease in PBSR composite weighted average discount rate (as a per cent)	0.25%	0.25%
Decrease in the PBSR solvency position with hypothetical decrease of 25 basis points in the composite weighted average discount rate	$ 303	$ 316
Pension plans | Minimum
Defined benefit pension plans - funded status overview
PBSR interim solvency ratio	94.00%	90.00%
PBSR annual solvency ratio		95.00%
PBSR interim three-year solvency ratio	95.00%	93.00%
PBSR annual three-year solvency ratio		94.00%
Pension plans | Maximum
Defined benefit pension plans - funded status overview
PBSR interim solvency ratio	106.00%	105.00%
PBSR annual solvency ratio		108.00%
PBSR interim three-year solvency ratio	106.00%	104.00%
PBSR annual three-year solvency ratio		105.00%
Pension plans | Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	$ 8,723	$ 9,419	$ 8,837
Pension plans | Plan assets net of Effect of asset ceiling limit
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	(8,780)	(9,085)
Pension plans | Active members | Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	1,960	2,285
Pension plans | Deferred members | Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	469	560
Pension plans | Pensioners | Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	6,294	6,574
Pension plans that have plan assets in excess of defined benefit obligations accrued | Pension plans
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	(503)	(156)
PBSR interim estimate of solvency position	360
PBSR prior year update of annual estimate of solvency position		451
Pension plans that have plan assets in excess of defined benefit obligations accrued | Pension plans | Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	7,479	8,116
Pension plans that have plan assets in excess of defined benefit obligations accrued | Pension plans | Plan assets net of Effect of asset ceiling limit
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	(7,982)	(8,272)
Pension plans that have defined benefit obligations accrued in excess of plan assets | Pension plans
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	446	490
PBSR interim estimate of solvency position	(84)
PBSR prior year update of annual estimate of solvency position		(61)
Pension plans that have defined benefit obligations accrued in excess of plan assets | Pension plans | Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	1,244	1,303
Pension plans that have defined benefit obligations accrued in excess of plan assets | Pension plans | Plan assets net of Effect of asset ceiling limit
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	(798)	(813)
Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded | Pension plans
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	240	286
PBSR interim estimate of solvency position	(84)
PBSR prior year update of annual estimate of solvency position		(61)
Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded | Pension plans | Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	1,038	1,099
Pension plans that have defined benefit obligations accrued in excess of plan assets - Funded | Pension plans | Plan assets net of Effect of asset ceiling limit
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	(798)	(813)
Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded | Pension plans
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	206	204
Pension plans that have defined benefit obligations accrued in excess of plan assets - Unfunded | Pension plans | Present value of the defined benefit obligations
Defined benefit pension plans - funded status overview
Net defined liability/(assets)	$ 206	$ 204